OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Other Long Term Assets [Abstract]
Long-term receivables	$ 495	$ 396
Contract asset	209	250
Due from related parties	12	8
Restricted cash	148	177
Other	89	110
Other long-term assets, net	$ 953	$ 941